Document And Entity Information	Nov. 06, 2024
Document Information [Line Items]
Entity, Registrant Name	Contineum Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 06, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-42001
Entity, Tax Identification Number	27-1467257
Entity, Address, Address Line One	3565 General Atomics Court, Suite 200
Entity, Address, City or Town	San Diego
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	333-5280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CTNM
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001855175